SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS (Details) - Equity Classified Awards [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	880,617
Exercise price | $ / shares	$ 6.06
Weighted average remaining contractual life	7 years 1 month 2 days
Number of options Exercisable | shares	497,843
Exercise price | $ / shares	$ 8.01
Weighted average remaining contractual life	5 years 9 months 10 days
Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	275,000
Exercise price | $ / shares	$ 1.98
Weighted average remaining contractual life	9 years 2 months 19 days
Number of options Exercisable | shares
Exercise price | $ / shares
Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	4,372
Exercise price | $ / shares	$ 2.13
Weighted average remaining contractual life	9 years 1 month 6 days
Number of options Exercisable | shares
Exercise price | $ / shares
Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	4,750
Exercise price | $ / shares	$ 2.76
Weighted average remaining contractual life	9 years 6 months 10 days
Number of options Exercisable | shares	1,250
Exercise price | $ / shares	$ 2.76
Weighted average remaining contractual life	9 years 6 months 10 days
Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	18,087
Exercise price | $ / shares	$ 3.59
Weighted average remaining contractual life	8 years 1 month 6 days
Number of options Exercisable | shares	10,710
Exercise price | $ / shares	$ 3.59
Weighted average remaining contractual life	8 years 1 month 6 days
Exercise Price Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	33,799
Exercise price | $ / shares	$ 4.71
Weighted average remaining contractual life	7 years 8 months 4 days
Number of options Exercisable | shares	20,413
Exercise price | $ / shares	$ 4.71
Weighted average remaining contractual life	7 years 8 months 4 days
Exercise Price Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	9,617
Exercise price | $ / shares	$ 5.16
Weighted average remaining contractual life	7 years 5 months 23 days
Number of options Exercisable | shares	5,930
Exercise price | $ / shares	$ 5.16
Weighted average remaining contractual life	7 years 5 months 23 days
Exercise Price Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	35,846
Exercise price | $ / shares	$ 6.40
Weighted average remaining contractual life	7 years 7 days
Number of options Exercisable | shares	24,645
Exercise price | $ / shares	$ 6.40
Weighted average remaining contractual life	7 years 7 days
Exercise Price Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	68,665
Exercise price | $ / shares	$ 7.57
Weighted average remaining contractual life	2 years 6 months 7 days
Number of options Exercisable | shares	68,665
Exercise price | $ / shares	$ 7.57
Weighted average remaining contractual life	2 years 6 months 7 days
Exercise Price Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	232,256
Exercise price | $ / shares	$ 7.82
Weighted average remaining contractual life	5 years 3 months 14 days
Number of options Exercisable | shares	232,256
Exercise price | $ / shares	$ 7.82
Weighted average remaining contractual life	5 years 3 months 14 days
Exercise Price Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	78,690
Exercise price | $ / shares	$ 7.94
Weighted average remaining contractual life	7 years 2 months 15 days
Number of options Exercisable | shares	52,462
Exercise price | $ / shares	$ 7.94
Weighted average remaining contractual life	7 years 2 months 12 days
Exercise Price Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	36,930
Exercise price | $ / shares	$ 8.48
Weighted average remaining contractual life	7 years 9 months 18 days
Number of options Exercisable | shares	36,930
Exercise price | $ / shares	$ 8.48
Weighted average remaining contractual life	7 years 9 months 18 days
Exercise Price Twelve [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	36,931
Exercise price | $ / shares	$ 9.73
Weighted average remaining contractual life	7 years 9 months 18 days
Number of options Exercisable | shares	6,839
Exercise price | $ / shares	$ 9.73
Weighted average remaining contractual life	7 years 9 months 18 days
Exercise Price Thirteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	36,931
Exercise price | $ / shares	$ 12.65
Weighted average remaining contractual life	7 years 9 months 18 days
Number of options Exercisable | shares	30,092
Exercise price | $ / shares	$ 12.65
Weighted average remaining contractual life	7 years 9 months 18 days
Exercise Price Fourteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	8,743
Exercise price | $ / shares	$ 19.48
Weighted average remaining contractual life	6 years 4 months 2 days
Number of options Exercisable | shares	7,651
Exercise price | $ / shares	$ 19.48
Weighted average remaining contractual life	6 years 4 months 2 days